UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

230 Park Ave., Suite 960, New York, NY 10169

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville Ohio 44141

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  May 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant  is required to disclose the  information  specified by Form N-CSR, and the  Commission  will make this  information  public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB")  control number.  Please direct comments  concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to Secretary,  Securities and Exchange Commission,  450 Fifth Street, NW, Washington,  DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

Item 1.  Reports to Stockholders.

TANAKA GROWTH FUND

SEMI-ANNUAL REPORT

May 31, 2005

(Unaudited)

Fund Advisor:

Tanaka Capital Management, Inc.

230 Park Avenue

Suite 960

New York, NY 10169

Toll Free (877) 4TANAKA

TANAKA GROWTH FUND

MANAGERS COMMENTARY

MAY 31, 2005 (UNAUDITED)

Dear TANAKA Growth Fund Shareholder,

Although we expected the 1st Half to be more challenging for stocks than the 2nd Half of 2005, we were surprised by the market’s reaction to the combination of steady interest rate increases by the Fed, elevated energy prices and a slowing economy.  However, bond yields have declined to 4.34%, creating a strong foundation for stocks.  At 16.4 times next 12 months earnings, the S&P 500 is 35% cheaper than bonds.

As we indicated 6 months ago, we believed that any 1st Half weakness would be temporary and that the 2nd Half would be more favorable for stocks, with the trigger likely to be when the stock market discounts that the Federal Reserve will soon stop raising interest rates or that oil prices are peaking.

We also believe that Growth Stocks are about to begin a multi-year period of better performance, following 5 years of underperformance vs. Value Stocks.  Growth Stocks were severely disadvantaged by the lack of long term visibility for investors during the last several years.  The fog is clearing on a number of fronts, most notably in the areas of corporate profitability and Information Technology spending:

In the last couple of years, corporate profitability has improved dramatically, with after-tax profits up to a Post-WWII record of 8.1% of GDP.  Corporate cash holdings have ballooned to over $750 billion which is more than two times the early 2000 level of just over $300 billion.  We believe that the Enron scandal and its aftermath have focused managements on “improving shareholder value” by improving both profitability and balance sheets.  These trends are likely to continue and lead to renewed capital investment to boost future growth and productivity, as well as accelerated stock buybacks and higher dividends for investors.

We believe a new Information Technology (IT) growth cycle is beginning and will be fueled by this record high corporate profitability as well as the ongoing advancements in new technologies that will allow companies to deliver more value and productivity to customers.  Over the last 45 years, IT spending has grown at a rate 1.5 times that of the rate of growth in GDP, expanding to a 4.1% share of the economy from 0.8% in 1959.  From 2000 to 2003, spending on IT declined and is only now beginning to approach year 2000 peak levels.  Our analysis suggests that IT will soon return to growing at a rate that will be about 1.4 times the rate of growth in the economy.

In the 2nd Half and well into 2006, spending on Information Technology may surprise on the upside as managements come out of their shells, releasing demand that had been pent-up during the last 5 years.

INVESTMENT STRATEGIES

We are stepping up our investment activity not just in Technology but in a number of industries as we have seen an increase in the flow of high quality investment opportunities.

In recent meetings and discussions with company managements, we have noticed that managements are expressing greater visibility in running their operations.  We have also observed a greater interest on the part of managements in making strategic decisions and longer term plans for expansion and growth.  They are forming strategies – not just to reduce costs and improve productivity over the near term – but also to develop new products and new markets for growth over the longer term.

This return of visibility and management openness is a welcome change for TCM.  Our research and stock selection process focuses heavily on meeting managements of companies to ask questions about these long term opportunities.  For example, we hone in on companies that are making investments in new products that may be penalizing current earnings, but where the payoffs are often 1-3 years out – beyond the radar screen of most investors.

In hindsight, the environment of the last 3-4 years was a difficult one for this kind of “meet the management” strategic approach to investing.  During the last five years managements were faced with the Dotcom Bubble, 9/11, Enron and MCI, Arthur Anderson, the recession, a record 3-year decline in the stock market, the Iraqi War and the Sarbanes-Oxley Legislation.  The common refrain from managements was that they had “no visibility” and “no idea” what was going to happen beyond the next couple of months.

The good news is that more recently, conversations with managements reflect greater visibility and more importantly, a greater interest in investing for long term growth.  This is exemplified by PetsMart (2.20% of the assets) deciding to invest in new PetsHotels and JetBlue (1.27% of the assets) deciding to add smaller planes to address a new intermediate distance market.  It is SafeNet (6.80% of the assets) developing new products such as a “borderless security” system to manage network security and KV Pharmaceutical (5.68% of the assets) making a strategic decision to invest in new products and in sales force expansion to be able to launch new enhanced generic proprietary drugs.   At a recent “analyst day” Scientific Games (4.44% of the assets) demonstrated several new products which will contribute to growth not just for the next 2 years but will provide a growth platform for the next 5 years.

While our approach to research was likely handicapped during the last 4 years by the lack of management visibility and their deferral of strategic decision-making, we believe that the next several years may be more similar to the late 1980s and 1990s.  We anticipate that we may see more opportunities to find companies making important investments and improvements in their operations to stimulate earnings growth.  We are looking forward to applying our research process to identify these growth opportunities and add value for our investors during the next several years.

After a very difficult 5-year period for Growth investors, we believe that the next few years will be more favorable to our style of investing.  We would encourage our investors to consider adding to their investments before the next cycle rather than waiting until we are already well into the upswing.

Thank you for your support.

/s/Graham Y. Tanaka, CFA

July 2005

TANAKA GROWTH FUND

GRAPHICAL ILLUSTRATION

MAY 31, 2005 (UNAUDITED)

Comparison of the Growth of a $10,000 Investment in the TANAKA Growth Fund, Class R, the S&P 500 Index, the Russell 2000 Index, the Russell 3000 Index and the NASDAQ Composite Index

TANAKA Growth Fund, Class R
S&P 500 Index
Russell 2000 Index
NASDAQ Composite Index
Russell 3000 Growth Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Value
Inception Date 12/30/98
Dec-98
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Date

TANAKA GROWTH FUND

PERFORMANCE INFORMATION

MAY 31, 2005 (UNAUDITED)

	Average Annual Total Returns
	(for the periods ended May 31, 2005)
					Since Inception
	One Month	Six Month	One Year	Five Year	(December 30, 1998)
Tanaka Growth Fund, Class R *	5.04%	-3.42%	-0.17%	-6.80%	2.80%
S&P 500 Index **	3.15%	2.47%	8.16%	-1.94%	0.97%
Russell 2000 Index **	7.77%	-0.98%	11.08%	6.92%	8.06%
Russell 3000 Growth Index **	5.97%	2.92%	4.33%	-8.37%	-2.73%
Nasdaq Composite Index **	7.63%	-1.36%	4.10%	-9.46%	-0.72%

* In compliance with SEC guidelines, these results include maximum sales charges. Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees.
The Nasdaq Composite Index, S&P 500 Index, Russell 2000 Index and Russell 3000 Growth Index are widely recognized unmanaged indices representative of broader markets and ranges of securities then are found in the Fund's portfolio.
Individuals cannot invest directly in an index.

TANAKA GROWTH FUND

PORTFOLIO ANALYSIS

MAY 31, 2005 (UNAUDITED)

The Fund invests primarily in common stocks and other equity securities of small, medium and large capitalization companies. The Fund invests primarily in domestic securities, but it may also invest up to 45% of its net assets, measured at the time of investment, in foreign securities, including multinational and emerging market securities.

Availability of Portfolio Schedule

No sooner than twenty days after the end of each month, the Fund will make available a complete schedule of its portfolio holdings as of the last day of the month.  Currently, the Fund does disclose portfolio holdings to some brokerage firms and/or financial advisors that the Fund has an existing relationship with or is hoping to initiate a new relationship with.  The Fund may disclose its portfolio holdings to other parties upon request. Such disclosures are made only on the condition that the information be kept confidential.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange

Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

TANAKA GROWTH FUND

EXPENSE ILLUSTRATION

MAY 31, 2005 (UNAUDITED)

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Tanaka Growth Fund	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period * December 1, 2004 to May 31, 2005
Actual	$1,000	$ 965.12	$12.00
Hypothetical (5% return before expenses)	$1,000	$1,012.72	$12.29

* Expenses are equal to the Fund’s annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

TANAKA GROWTH FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2005 (UNAUDITED)

Shares/Principal Value		Market Value
Accident & Health Insurance - 3.05%
3,620	Aflac, Inc.	$150,411

Air Transportation, Scheduled - 1.47%
3,337	Jetblue Airways Corp. *	72,513

Biotechnology - .03%
21,817	Mymetics Corp. *	1,309

Communications Equipment - 2.04%
5,760	Applied Signal Technology	100,800

Electronic Components - 1.62%
3,705	Nam Tai Electronics, Inc.	79,991

Electronic Computers - 2.04%
2,525	Dell, Inc. *	100,722

Electronic & Other Electrical Equipment - 1.21%
1,640	General Electric Corp.	59,827

Electromedical & Electrotherapeutic Apparatus - .74%
1,540	Zoll Medical Corp. *	36,560

Financial Services - 6.54%
18,372	MFC Bancorp Ltd. *	322,796

Laboratory Analytical Instruments - 2.85%
2,630	Affymetrix, Inc. *	140,679

Miscellaneous Products of Petroleum & Coal - 2.52%
3,758	Headwaters, Inc. *	124,315

Pharmaceutical - 15.18%
1,743	BARR Pharmaceuticals Class A *	88,579
19,015	Bioval Corp. *	300,817
1,300	Pfizer, Inc.	36,270
18,372	KV Pharmaceutical Class A *	323,594
		749,260
Shares/Principal Value		Market Value
Photographic Equipment & Supplies - 1.07%
8,700	Spatialight, Inc. *	52,809

Primary Smelting & Refining of Nonferrous Metals - .91%
27,365	Blue Earth Refineries, Inc. *	45,152

Radio & TV Broadcasting & Communications Equipment - 3.57%
1,090	L-3 Communications Holdings	77,150
12,315	Safenet, Inc. *	386,937
4,724	Qualcomm, Inc.	176,016
		640,103
Radiotelephone Communications - 5.41%
8,853	Nextel Communications, Inc. Class A *	267,183

Retail - Eating Places - 1.38%
3,711	BJ's Restaurants, Inc. *	68,282

Retail - Miscellaneous Shopping Goods Stores - 1.85%
4,245	Staples, Inc.	91,395

Retail - Retail Stores - 2.54%
3,949	Petsmart, Inc.	125,460

Search, Detection, Navigation, Guidance, Aeronautical Systems - 4.56%
8,396	Flir Systems, Inc. *	225,013

Semiconductors & Related Devices - 2.41%
4,423	Intel Corp.	119,111

Services-Computer Integrated Systems Design - 5.12%
3,705	Scientific Games Corp. *	252,598

Services-Computer Programming Services - 4.33%
7,850	Amdocs Ltd. *	213,913

Services-Medical Laboratories - 1.94%
6,500	Bio-Reference Labs, Inc. *	95,550

Shares/Principal Value		Market Value
Services-Prepackaged Software - 1.24%
52,425	International Microcomputer Software *	61,337
2,780	Symantec Corp. *	62,856
		124,193
Special Industry Machinery - 8.72%
13,070	ASML Holding NV *	$210,688
8,240	Novellus Systems, Inc. *	219,596
		430,284
Surgical & Medical Instruments & Apparatus - 4.00%
2,890	Bard C.R., Inc.	197,243
9,639	Kensey Nash Corp. *	262,181
		459,424

	Total Common Stock (Cost $4,304,594)	5,149,653

Money Market Funds 5.13%
253,313	Huntington Investment Fund Class A, 1.94% ** (Cost $253,313)	253,313

	Total Investments (Cost $4,557,907)	5,402,966

	Liabilities in Excess of Other Assets	(466,523)

	NET ASSETS - 100.00%	$4,936,443

TANAKA GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2005 (UNAUDITED)

Assets:
Investment Securities at Market Value	$ 5,402,966
(Cost $4,557,907)
Receivables:
Dividends and Interest	2,092
Due from Advisor	39,167
Shareholder Purchases	45
Securities Sold	294,106
Total Assets	5,738,376
Liabilities:
Advisory Expense	4,619
Accrued Expenses	40,820
Payable for Shareholder Redemptions	756,494
Total Liabilities	801,933
Net Assets	$ 4,936,443

Net Assets Consist of:
Paid In Capital	5,739,122
Accumulated Undistributed Net Investment Income	(51,595)
Accumulated Realized Gain (Loss) on Investments - Net	(1,596,143)
Unrealized Appreciation in Value of Investments	845,059
Net Assets	$ 4,936,443
Net Asset Value and Offering Price Per Share
($4,936,443/416,097 shares)	$ 11.86

TANAKA GROWTH FUND

STATEMENT OF OPERATIONS

MAY 31, 2005 (UNAUDITED)

Investment Income:
Dividends	$ 9,608
Interest	1,103
Total Investment Income	10,711
Expenses:
Distribution fees class A	213
Distribution fees class B	6,532
Distribution fees class R	5,184
Investment advisory fees	29,142
Transfer agent expense	20,998
Conversion fees	18,646
Fund accounting expense	14,397
Administration fees	14,022
Auditing expense	6,996
Legal expense	6,720
Miscellaneous expense	6,180
Insurance expense	3,956
Registration expense	3,661
Custodian expense	2,958
Pricing expense	1,705
Total expenses before waiver and expenses	141,310
Less: waiver of expenses and reimbursement from advisor	(79,004)
Net expenses after waiver and expenses	62,306
Net Investment Loss	(51,595)

Realized and Unrealized Gain (Loss) on Investments:
Realized loss on investments	(173,091)
Change in unrealized appreciation on investments	17,812
Net Realized and Unrealized Loss on Investments	(155,279)

Net Decrease in Net Assets from Operations	$ (206,874)

TANAKA GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

MAY 31, 2005 (UNAUDITED)

	Six months ended	Year ended
	May 31, 2005	November 30,2004
Operations:
Net investment loss	(51,595)	(102,517)
Net realized gain (loss) on investment transactions	(173,091)	179,051
Change in net unrealized appreciation on investments	17,812	173,230
Net increase (decrease) in net assets resulting from operations	(206,874)	249,764

Capital Share Transactions - Class A:
Proceeds from sale of shares	1,000	143,770
Cost of shares redeemed	(199,769)	(143,508)
	(198,769)	262
Capital Share Transactions - Class B:
Proceeds from sale of shares	0	14,980
Cost of shares redeemed	(1,497,709)	(5,830)
	(1,497,709)	9,150
Capital Share Transactions - Class R:
Proceeds from sale of shares	1,841,232	368,900
Cost of shares redeemed	(869,722)	(443,707)
	971,510	(74,807)

Net Decrease from Shareholder Activity	(724,968)	(65,395)
Net Assets:
Net increase (decrease) in net assets	(931,842)	184,369
Beginning of year	5,868,285	5,683,916
End of year	$ 4,936,443	$ 5,868,285

Share Transactions - A Shares:
Shares sold	83	10,830
Shares redeemed	(17,423)	(11,397)
Net decrease in shares	(17,340)	(567)

Share Transactions - B Shares:
Shares sold	-	1,251
Shares redeemed	(135,653)	(484)
Net increase (decrease) in shares	(135,653)	767

Share Transactions - R Shares:
Shares sold	161,783	29,992
Shares redeemed	(73,025)	(36,913)
Net increase (decrease) in shares	88,758	(6,921)

Outstanding at beginning of period	480,332	487,053
Outstanding at end of period	416,097	480,332

TANAKA GROWTH FUND

FINANCIAL HIGHLIGHTS

MAY 31, 2005 (UNAUDITED)

Selected data for a share outstanding throughout the period.
	(Unaudited)
	Six months		For the year	For the year		For the year		For the year		For the year
	ended		ended	ended		ended		ended		ended
	5/31/2005		11/30/2004	11/30/2003		11/30/2002		11/30/2001		11/30/2000

Net asset value at beginning of period	$ 12.29		$ 11.71	$ 8.04		$ 10.89		$ 14.38		$ 13.05
Net investment income / (Loss)	(0.12)	(a)	(0.19)	(0.14)	(a)	(0.15)	(a)	(0.18)	(a)	(0.24)	(a)
Net gains or losses on securities (realized and unrealized)	(0.31)		0.77	3.81		(2.70)		(3.23)		1.57
Total from Investment Operations	(0.43)		0.58	3.67		(2.85)		(3.41)		1.53

Distributions (from capital gains)	0.00		0.00	0.00		0.00		(0.08)		0.00
Total Distributions	0.00		0.00	0.00		0.00		(0.08)		0.00

Net Asset Value at End of Period	$ 11.86		$ 12.29	$ 11.71		$ 8.04		$ 10.89		$ 14.38

Total Return (b) (c)	(3.50)%	(d)	4.95%	45.65%		(26.08)%		(23.83)%		10.19%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,936		$ 4,021	$ 3,914		$ 2,657		$ 3,524		$ 3,602
Ratio of expenses to average net assets (e)	2.45%		1.75%	1.75%		1.75%		1.75%		1.75%
Ratio of expenses to average net assets	5.23%		4.38%	5.26%		5.53%		4.81%		6.20%
before waiver & reimbursement (e)
Ratio of net investment income / (loss) to average net assets (e)	(1.95)%		(1.53)%	(1.56)%		(1.60)%		(1.52)%		(1.37)%
Ratio of net investment income / (loss) to average net assets (e)	(4.73)%		(4.16)%	(5.07)%		(5.37)%		(4.58)%		(5.81)%
Portfolio turnover rate	31.32%		18.49%	12.62%		20.57%		24.24%		21.86%
(a) Net investment income / (loss) per share was based on average shares outstanding throughout the year.
(b) Total returns shown exclude the effect of applicable sales loads.
(c) Total return in above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Not Annualized
(e) Annualized

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2005 (UNAUDITED)

NOTE 1. ORGANIZATION

The TANAKA  Growth Fund (the "Fund") was  organized as a series of TANAKA Funds, Inc.,  a Maryland  corporation  (the  "Company")  on November 5, 1997;  the Fund commenced  operations  on December 30, 1998.  The Fund is registered under the

Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company.  The Fund's investment objective is to provide growth of capital.  The Investment Advisor of the Fund is Tanaka Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security  Valuation - Equity  securities  generally  are valued by using  market quotations,  but may be valued on the  basis of  prices  furnished  by a pricing service  when the  Advisor  believes  such  prices  accurately  reflect the fair market  value of such  securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When  market  quotations  are not readily available,  when the Advisor  determines that the market  quotation or the price provided by the pricing  service does not accurately  reflect the current market value  or  when  restricted  or  illiquid  securities  are  being  valued,  such securities  are  valued  as  determined  in  good  faith  by  the  Advisor,   in conformity with guidelines adopted by and subject to review of the Board.

Fixed income  securities  generally are valued by using market  quotations,  but may be valued on the basis of prices  furnished  by a pricing  service  when the Advisor  believes such prices  accurately  reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor  decides that a price  provided by the pricing  service does not  accurately  reflect the fair market value of the  securities,  when prices are not readily  available  from a pricing  service,  or when  restricted or illiquid  securities are being valued, securities  are  valued  at  fair  value  as  determined  in good  faith  by the Advisor,  subject  to  review  of the  Board.  Short-term  investments  in fixed income  securities with maturities of less than 60 days when acquired,  or which subsequently  are within 60 days of maturity,  are valued by using the amortized cost method of valuation,  which the Board has  determined  will  represent fair value.

Following the calculation of security  values in terms of the currency in which the market  quotation used is expressed  ("local  currency"),  the pricing agent shall,  prior  to the  next  determination  of the  NAV  of the  Fund's  shares, calculate  these values in terms of U.S. dollars on the basis of the conversion of the local  currencies (if other than U.S. dollars) into U.S. dollars at the rates  of  exchange  prevailing  at the  valuation  time  as  determined  by the pricing agent.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends  to  qualify  each  year  as  a  "regulated  investment  company"  under sub-chapter  M  of  the  Internal   Revenue  Code  of  1986,   as  amended,   by distributing substantially  all  of its  taxable  income  to its  shareholders.  Therefore, no federal tax provision is required.  If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.   The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend  income  is  recorded  on  the ex-dividend   date  and  interest  income  is  recorded  on  an  accrual  basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis.  The Fund intends to distribute its net realized long-term capital  gains and its net  realized  short term capital  gains at least once a year.  Distributions to shareholders which are determined in accordance with income tax regulations are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.   These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified  in the  components  of the net  assets  based  on  their  ultimate characterization  for federal  income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Tanaka Capital Management, Inc. (the "Advisor") to manage the Fund's investments.  The Advisor was organized as a Delaware corporation in 1986.  Graham Y. Tanaka, portfolio manager and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio. Certain officers of the Advisor are director and officers of the Fund.

Under the terms of an Investment Advisory Agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board.  As compensation  for its  management  services,  the Fund is  obligated  to pay the Advisor a fee computed  and accrued  daily and paid monthly at an annual rate of 1.00% of the  average  daily net assets of the Fund.  For the six months ended May 31, 2005, the Advisor earned a fee of $29,142 from the Fund.  The Advisor  has  contractually  agreed to waive all or a portion of its  management fees  and/or  reimburse  the Fund for the  expenses  it incurs,  but only to the extent  necessary to maintain  total annual  operating  expenses at 2.45% of the average  daily net assets, through  March 31, 2006.  For the six months ended May 31, 2005, the Advisor waived fees and reimbursed expenses of $79,004.  The Fund has agreed that any  operating  expenses of the Fund reimbursed by the Advisor shall be repaid to the Advisor by the Fund in the first, second and third fiscal years following the year ending November 30, 2006 if the total  expenses  for the Fund for each such year or years,  after  giving effect to the repayment,  do not exceed 2.45% of the average daily net assets  (or any  lower  expense  limitation  or limitations  to which the Advisor may agree).  At May 31, 2005, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Fund
November 30, 2002	November 30, 2005	$112,293
November 30, 2003	November 30, 2006	105,590
November 30, 2004	November 30, 2007	107,179

At May 31, 2005, there was a receivable due from the Advisor in the amount of $39,167.

Prior to June 23, 2005 the Fund retained Unified Fund Services, Inc.  ("Unified"), a wholly owned subsidiary of Unified Financial  Services,  Inc., to manage the Fund's business affairs  and  provide  the Fund  with  administrative  services,  including  all regulatory  reporting and necessary  office  equipment  and  personnel.  Unified received  a monthly  fee from the Fund  equal to an annual  rate of 0.10% of the Fund's  average  net  assets  for the first  $50  million,  0.07% of the  Fund's assets from $50  million to $100  million,  and 0.05% of the Fund's  assets over $100 million (subject to a minimum  fee of $2,500 per  month).  For the six months ended May 31, 2005, Unified received fees of $14,022 from the Fund for administrative services provided to the Fund. Subsequent to June 23, 2005 the Fund has retained Mutual Shareholder Services, LLC. to provide these services.

Prior to June 23, 2005 the Fund retained Unified to act as the Fund's transfer agent and fund accountant.  For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per class of shares).  For the six months ended May 31, 2005, Unified received fees of $20,998 from the Fund for transfer agent services provided to the Fund.  For its  services as fund  accountant,  Unified  receives an annual  fee from the Fund  equal to 0.05% of the  Fund's  average  net assets for the first $50  million,  0.04% of the Fund's  average  net  assets  from $50 million to $100  million,  and 0.03% of the Fund's  average net assets over $100 million  (subject  to minimum  fees of $1,750 per  month).  For the six months ended May 31, 2005, Unified received fees of $14,397 from the Fund for fund accounting services provided to the Fund. Subsequent to June 23, 2005 the Fund has retained Mutual Shareholder Services, LLC. to provide these services.

The  Fund has  adopted  a plan  pursuant  to Rule  12b-1  under  the  Investment Company  Act of 1940 for each class of shares  authorized  (each  such  plan,  a "Distribution  Plan").  The Fund is obligated to pay a fee computed and accrued daily at an annual rate of 0.25% of the average daily net assets. For the six months ended May 31, 2005, $11,929 in 12b-1 expenses were paid by the Fund.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2005, purchases and sales of investment securities,   other than short-term investments and short-term government investments were as follows:

Amount
Purchases
U.S. Government Obligations	$ -
Other	893,587
Sales
U.S. Government Obligations	$ -
Other	1,439,336

As of May 31, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

Amount
Gross Appreciation	$ 1,536,771
Gross Depreciation	(691,712)
Net Appreciation on Investments	$ 845,059

At May 31, 2005, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $4,557,907.

NOTE 5. CAPITAL SHARES

The Company is  authorized  to issue up to  250,000,000  shares of common stock, par value  $0.01 per share,  of which it  currently  has  allocated  150,000,000 shares to the Fund.  Paid in capital at May 31, 2005 was $5,739,122.

NOTE 6. USE OF ESTIMATES

The   preparation  of  financial   statements  in  conformity   with  accounting principles   generally  accepted  in  the  United  States  of   America requires management to make estimates and  assumptions  that affect the reported  amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of increases and  decreases  in net  assets  from  operations  during the  reporting  period. Actual results could differ from those estimates.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At May 31, 2005, the Fund had available for federal tax purposes unused capital loss carryforwards of $1,362,375, which are available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

Year of Expiration	Amount
2010	$1,091,220
2011	271,155

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions to shareholders for the six months ended May 31, 2005 and the fiscal year ended November 30, 2004.

As of May 31, 2005, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(losses)	$ (51,595)
Undistributed accumulated long-term capital gain/(losses)	(1,596,143)
Unrealized appreciation/(depreciation)	845,059
$ (802,679)

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

TANAKA GROWTH FUND

DIRECTORS AND OFFICERS

MAY 31, 2005 (UNAUDITED)

Each Director serves until the next annual meeting of shareholders or until his successor is duly elected. The Fund is not in a family of funds or a fund complex, and the only fund overseen by the Board is the Fund. The address of each Director and Officer is c/o Tanaka Capital Management, Inc., 230 Park Avenue, Suite 960, New York, New York 10169.

The following table provides information regarding each Director who is not an interested person of the

Company, as defined in the 1940 Act.

Name (Year of Birth)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
David M. Fox (1948)	Director (since 1997)

President and CEO of David Fox & Associates, a television programming sales firm, since 2001; President and CEO of my TVshop.com, Inc., an internet company, from 1999 to 2001;  President and CEO of Unapix Entertainment, a television and film sales firm from 1992 to 1999.

None
Thomas R. Schwarz (1936)	Director (since 1997)	Retired; President and COO of Dunkin Donuts, Inc. from 1966 to 1989; CEO of Grossmans, Inc. from 1989 to 1994.	TransAct Technologies, Inc.
Scott D. Stooker (1954)	Director (since 1997)	President of Scott Stooker, Inc., a marketing consulting firm since January 1990. President of 1st Team Communications, an advertising firm from 1990 to January 2004.	None

The following table provides information regarding each Director who is an interested person of the Company, as defined in the 1940 Act, and each officer of the Company.

Name (Year of Birth)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
Graham Y. Tanaka (1948)	Chairman, CEO and President (since 1997)	President of Tanaka Capital Management, Inc. since 1986.	TransAct Technologies, Inc.
Victoria A. McCann (1967)	Secretary (since 2001)	Chief Operating Officer of Tanaka Capital Management, Inc. since 2003; Head Trader/Operations Manager at Tanaka Capital Management, Inc. from 1991 to 2003.	None
Dmitriy Perelstein (1980)	Treasurer, CFO and CCO (since 2003)	Financial Analyst of Tanaka Capital Management, Inc., since 2003; Financial Analyst for Mercer Investment Consulting from 2000 to 2003.	None

* “Interested person”, as defined in the 1940 Act, of the Fund because of the affiliation with Tanaka Capital Management, Inc.

The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge upon request by calling 1-877-4TANAKA.

The Fund’s Statement of Additional Information (SAI) includes additional information about the trustees and is available, without charge, upon request. You may call toll-free 1-877-4TANAKA to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at 1-877-4TANAKA and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

DIRECTORS

Graham Y. Tanaka

David M. Fox

Thomas R. Schwarz

Scott D. Stooker

OFFICERS

Graham Y. Tanaka, Chairman and President

Victoria A. McCann, Secretary

Dmitriy Perelstein, Treasurer, CFO, and Chief Compliance Officer

INVESTMENT ADVISOR

Tanaka Capital Management, Inc.

230 Park Ave., Suite 960

New York, NY 10169

INDEPENDENT ACCOUNTANTS

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Suite 1250

Westlake, OH 44145

LEGAL COUNSEL

David Jones & Associates, P.C.

395 Sawdust Rd., Suite 2148

The Woodlands, TX 77380

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

The Fund’s Statement of Additional Information includes additional information about the Fund and is available upon request at no charge by calling the Fund.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of August 10, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     August 10, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  August 10, 2005

By    /s/ Dmitriy Perelstein

*

       Dmitriy Perelstein, Chief Financial Officer

Date  August 10, 2005

* Print the name and title of each signing officer under his or her signature.